Eaton Vance

North Carolina Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.3%
Harnett Health System, Inc., 4.25%, 4/1/32	$540	$531,900

Total Corporate Bonds & Notes — 0.3% (identified cost $540,000)		$531,900

Tax-Exempt Municipal Securities — 88.5%

Security	Principal Amount (000’s omitted)	Value
Education — 9.6%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$386,707
North Carolina Capital Facilities Finance Agency, (Duke University), 4.00%, 10/1/39	1,300	1,491,425
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,449,960
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,291,939
University of North Carolina at Chapel Hill, 0.499%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	750,585
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	897,604
University of North Carolina at Charlotte, 4.00%, 10/1/45	250	292,085
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,329,163
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,165,940
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	755,416
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,795,005
Western Carolina University, 4.00%, 4/1/45	1,000	1,176,630
Western Carolina University, 5.00%, 10/1/36	1,000	1,243,470

		$15,025,929

Escrowed/Prerefunded — 5.4%
Durham Capital Financing Corp., Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,822,468
Durham Capital Financing Corp., Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,119,240
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,340,050
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	930,533
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,020,230
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,085,301
Watauga Public Facilities Corp., Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,072,040

		$8,389,862

General Obligations — 10.0%
Brunswick County, 4.00%, 8/1/31	$1,000	$1,290,410
Durham County, 4.00%, 6/1/33	1,785	2,228,680
Forsyth County, 4.00%, 3/1/28	735	895,193

Security	Principal Amount (000’s omitted)	Value
Forsyth County, 5.00%, 3/1/31	$1,000	$1,340,840
Gainesville School District, GA, 4.00%, 11/1/33	500	635,250
Greensboro, Series 2014, 5.00%, 2/1/27	650	747,337
Guilford County, 5.00%, 2/1/21	2,000	2,015,880
Pender County, 5.00%, 3/1/27	1,015	1,251,607
Randolph County, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	1,200,840
Randolph County, Limited Obligation Bonds, 4.00%, 10/1/39	500	599,185
Wilmington, Limited Obligation Bonds, 4.00%, 6/1/35	150	185,770
Wilmington, Limited Obligation Bonds, 4.00%, 6/1/37	690	845,685
Winston-Salem, 4.00%, 6/1/29	1,925	2,273,945

		$15,510,622

Hospital — 9.3%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$308,325
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,209,620
North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,173,780
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,000	2,299,600
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 4.00%, 7/1/39	1,000	1,158,340
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,147,900
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,718,729
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,346,120
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,128,040

		$14,490,454

Housing — 0.5%
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$750	$761,625

		$761,625

Industrial Development Revenue — 0.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$527,190

		$527,190

Insured-Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,119

		$35,119

Insured-Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,849,655
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	637,920

		$2,487,575

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$608,806

		$608,806

Insured-Transportation — 3.7%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,542,590
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,238,889

		$5,781,479

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 17.6%
Buncombe County, 5.00%, 6/1/29	$750	$869,483
Buncombe County, 5.00%, 6/1/31	1,000	1,154,020
Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/34	100	124,189
Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/35	150	185,771
Buncombe County, Limited Obligation Bonds, 4.00%, 6/1/36	150	184,469
Buncombe County, Limited Obligation Bonds, 5.00%, 6/1/31	100	137,238
Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/28	1,600	2,042,848
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,219,830
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,214,460
Charlotte, 4.00%, 6/1/39	1,000	1,200,930
Charlotte, (Convention Facility), 4.00%, 6/1/39	875	1,050,814
Davidson County, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,438,974
Durham Capital Financing Corp., 5.00%, 10/1/31	1,170	1,538,842
Johnston County Finance Corp., 4.00%, 4/1/35	400	490,176
Johnston County Finance Corp., 4.00%, 4/1/36	1,015	1,239,213
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,027,890
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,798,807
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39(3)	500	664,500
North Carolina, Limited Obligation Bonds, 3.00%, 5/1/34	1,000	1,151,670
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/33	1,000	1,229,380
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/35	250	311,975
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,270,650
Orange County Public Facilities Co., 4.00%, 10/1/31	400	478,076
Raleigh, Limited Obligation Bonds, 4.00%, 6/1/34	500	620,945
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	622,900
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	55	67,971
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	306,330
Wake County, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,323,230
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	636,200
Winston-Salem, 5.00%, 6/1/27	750	874,043

		$27,475,824

Other Revenue — 1.5%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,141,900
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,228,400

		$2,370,300

Senior Living/Life Care — 5.1%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,325,780
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,440,947
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	663,384
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,082,760
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	645,617
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,012,870
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	635	688,340

		$7,859,698

Security	Principal Amount (000’s omitted)	Value
Solid Waste — 0.7%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,003,820

		$1,003,820

Transportation — 13.6%
Charlotte Airport, 5.50%, 7/1/34	$535	$536,942
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,531,275
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,003,710
Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/36	630	729,389
Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/37	1,000	1,154,270
Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	657,222
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,375,160
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	3,036,000
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/43	500	613,360
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,189,840
Raleigh-Durham Airport Authority, (AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,403,080
Raleigh-Durham Airport Authority, (AMT), Series 2020A, 5.00%, 5/1/36	1,580	2,032,923

		$21,263,171

Water and Sewer — 9.2%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$881,235
Brunswick County, Enterprise Systems Revenue, 4.00%, 4/1/34	700	863,310
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	357,231
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	629,732
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,701,301
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	871,992
Charlotte, Storm Water Fee Revenue, 3.00%, 12/1/36	400	457,496
Charlotte, Storm Water Fee Revenue, 3.00%, 12/1/37	400	456,036
Charlotte, Water and Sewer System Revenue, 4.00%, 7/1/36	500	625,795
Greensboro, Combined Enterprise System Revenue, 4.00%, 6/1/45	1,000	1,211,860
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,285,285
High Point, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,250,860
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/32	255	296,700
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/33	235	270,997
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/34	175	200,228
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/35	250	284,150
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/38	200	223,632
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/39	240	267,475
Lincoln County, Enterprise System Revenue, 3.00%, 8/1/40	160	177,834
Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,119,768
Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	962,213

		$14,395,130

Total Tax-Exempt Municipal Securities — 88.5% (identified cost $127,504,979)		$137,986,604

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.8%
Baltimore, MD, (Wastewater Projects), 2.814%, 7/1/40(3)	$1,250	$1,274,775

Total Taxable Municipal Securities — 0.8% (identified cost $1,250,000)		$1,274,775

Total Investments — 89.6% (identified cost $129,294,979)		$139,793,279

Other Assets, Less Liabilities — 10.4%		$16,173,653

Net Assets — 100.0%		$155,966,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2020.

(2)	Amount is less than 0.05%.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$531,900	$—	$531,900
Tax-Exempt Municipal Securities	—	137,986,604	—	137,986,604
Taxable Municipal Securities	—	1,274,775	—	1,274,775
Total Investments	$—	$139,793,279	$—	$139,793,279

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.